INCOME TAX	12 Months Ended
Jun. 30, 2026
INCOME TAX
INCOME TAX

NOTE 24. INCOME TAX

The Company is not subject to any income taxes in the United States or the Cayman Islands and had minimal operations in jurisdictions other than the PRC. BHD and Nanjing Recon are subject to PRC’s income taxes as PRC domestic companies. The Company follows Implementing Rules for the Enterprise Income Tax Law (“Implementing Rules”), which took effect on January 1, 2008 and unified the income tax rate for domestic-invested and foreign-invested enterprises at 25%.

Nanjing Recon was approved as a government-certified high-technology company and is subject to a reduced income tax rate of 15% through November 30, 2019. Nanjing Recon reapplied for a high-technology company certificate, and the new certificate was approved as November 22, 2019 and expired on November 22, 2022. Nanjing Recon reapplied for a high-technology company certificate, and the new certificate was approved as October 12, 2022 and will expire on October 12, 2025. Nanjing Recon reapplied for a high - technology company certificate, and the new certificate was approved as November 18, 2025 and will expire on November 18, 2028.

As approved by the domestic tax authority in the PRC, BHD was recognized as a government-certified high-technology company on November 25, 2009 and is subject to a reduced income tax rate of 15% through November 25, 2018. BHD reapplied for a high-technology company certificate, and the new certificate was approved as October 31, 2018 and expired on October 31, 2021. BHD reapplied for a high-technology company certificate, and the new certificate was approved as December 17, 2021 and will expire on December 17, 2024. BHD reapplied for a high-technology company certificate, and the new certificate was approved as December 31, 2024 and will expire on December 31, 2027.

Loss before provision for income taxes consisted of:

	For the years ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US Dollars
Outside China areas	¥(27,573,933)	¥(18,976,517)	¥(28,280,145)	$(4,167,978)
China	(23,861,877)	(24,723,180)	(3,366,460)	(496,155)
Total	¥(51,435,810)	¥(43,699,697)	¥(31,646,605)	$(4,664,133)

Deferred tax assets, net is composed of the following:

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Deferred tax assets:
Allowance for credit losses	¥595,607	¥1,217,464	$179,432
Impairment for inventory	(115,494)	(95,454)	(14,068)
Net operating loss carryforwards	26,329,235	28,020,242	4,129,673
Subtotal	26,809,348	29,142,252	4,295,037
Less: Valuation allowance	(26,529,569)	(28,862,473)	(4,253,802)
Total deferred tax assets, net	¥279,779	¥279,779	$41,235
Deferred tax liabilities:
Accelerated amortization of intangible assets	(132,891)	(132,891)	(19,586)
Gain on the previously held equity method investment	(146,888)	(146,888)	(21,649)
Total deferred tax liabilities	(279,779)	(279,779)	(41,235)
Deferred tax assets, net	¥—	¥—	$—

The Company’s subsidiaries, VIEs and VIEs’ subsidiaries incurred a cumulative net operating loss (“NOL”) which may reduce future corporate taxable income. As of June 30, 2025, the cumulative NOL was approximately ¥131.8 million. During the year ended June 30, 2026, the Company’s subsidiaries, VIEs and VIEs’ subsidiaries incurred an additional NOL carryforwards of approximately ¥9.4 million ($1.1 million). As of June 30, 2026, there are ¥49.8 million ($7.3 million) of the cumulative NOL had expired, resulting in a cumulative NOL carryforwards of approximately ¥91.4 million ($13.5 million) as of June 30, 2026.

The NOL will expire over the next five years as follows:

Twelve months ending June 30,	RMB	US Dollars
2027	¥27,137,905	$3,999,632
2028	34,868,363	5,138,961
2029	20,017,992	2,950,287
2030	7,648,744	1,127,285
2031	1,772,794	261,278
Total	¥91,445,798	$13,477,443

Following is a reconciliation of income tax expense (benefit) at the effective rate to income tax at the calculated statutory rates:

	For the years ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US Dollars
Income tax benefits calculated at PRC statutory rates	¥(12,858,953)	¥(10,924,924)	¥(7,911,651)	$(1,166,033)
Nondeductible expenses and others	427,969	410,819	198,648	29,277
Effect of tax rate differential	9,080,982	8,080,498	5,372,554	791,816
Benefit of revenue exempted from enterprise income tax	19,714	12,864	5,936	875
Change in valuation allowances	3,330,318	2,422,323	2,332,904	343,828
Income tax expenses	¥30	¥1,580	¥(1,609)	$(237)

The Company’s income tax expense (benefit) is comprised of the following:

	For the years ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US Dollars
Current income tax provision	¥30	¥1,580	¥(1,609)	$(237)
Deferred income tax benefit	—	—	—	—
Expense for income tax	¥30	¥1,580	¥(1,609)	$(237)